Group Information - Summary Of Remuneration Expenses Recorded For The Members Of Board (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Remuneration Expenses Of Board Of Directors [Line Items]
Short-term benefits	€ 436	€ 774	€ 770
Cost of non-executive directors	424	303	71
Share-based payment plan expenses	1,078	6,146	0
Total	€ 1,938	€ 7,223	€ 841